Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue from related parties	$ 37,000	$ 27,008	$ 22,911
Credit Card Receivable [Member]
Factoring expense	$ 8,601	$ 10,516	$ 17,218